Derivative financial instruments - Schedule of Forward Contracts, Fuel Oil, Gas Oil and Diesel (Details) - Forward contracts l in Thousands	Dec. 31, 2024 $ / l l
Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	49,474
Average strike price per litre (in USD per litre) | $ / l	0.43
Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	44,405
Average strike price per litre (in USD per litre) | $ / l	0.60
2025 | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	35,027
Average strike price per litre (in USD per litre) | $ / l	0.44
2025 | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	36,216
Average strike price per litre (in USD per litre) | $ / l	0.60
2026 | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	14,447
Average strike price per litre (in USD per litre) | $ / l	0.42
2026 | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	8,189
Average strike price per litre (in USD per litre) | $ / l	0.59